ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of components of accounts payable and accrued liabilities
The components of accounts payable and accrued liabilities at December 31 were as follows:

	2016	2015
Trade payables	$109,236	$81,879
Inventory commitment reserve	3,850	1,866
Accrued royalties	13,042	9,750
Accrued payroll and related liabilities	12,572	10,879
Taxes payable (including sales taxes)	4,922	2,501
Product warranties (note 26(b)(iii))	7,637	7,362
Other	16,241	14,300
	$167,500	$128,537